Note 4 - Accumulated Other Comprehensive Loss (Details) - Changes in Accumulated Other Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance end of the year	$ (36)		$ (18)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance beginning of the year	(18)	[1]	(60)	[1]
Other comprehensive loss before reclassifications	(18)	[1]	(20)	[1]
Amount reclassified from accumulated other comprehensive loss		[1]	(58)	[1]
Total other comprehensive loss	(18)	[1]	(78)	[1]
Balance end of the year	$ (36)	[1]	$ (18)	[1]

[1]	All amounts are net of tax. Amounts in parentheses indicate debits.